Annual Total Returns - BlackRock Commodity Strategies Fund (Institutional Shares, Investor C Shares and Investor A Shares) [BarChart] - Investor A, C and Institutional - BlackRock Commodity Strategies Fund - Investor A Shares
Sep. 28, 2020
Bar Chart Table:
Annual Return 2012	(1.36%)
Annual Return 2013	(7.21%)
Annual Return 2014	(14.26%)
Annual Return 2015	(25.19%)
Annual Return 2016	22.97%
Annual Return 2017	8.01%
Annual Return 2018	(14.68%)
Annual Return 2019	11.19%